Related-party Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)

	For the year ended December 31,
	2023	2022
	$ Thousands
Short-term benefits	2,316	2,229
Share-based payments	296	292
	2,612	2,521

Schedule of Detailed Information About Transactions With Related Parties (Excluding Associates) Explanatory

	For the year ended December 31,
	2023	2022	2021
	$ Thousands
Sale of electricity and revenues from provision of services	31,694	94,264	88,004
Cost of sales	(2,620)	(658)	7,802
Dividend received from associate	154,672	727,309	143,964
Other expenses/(income), net	479	-	(337)
Financing (income)/expenses, net	(4,130)	580	39,901

Schedule of Transactions with Associates
	As at December 31,
	2023	2022
	Other related parties *
	$ Thousands
Cash and cash equivalent	55,505	176,246
Short-term deposits and restricted cash	-	35,662
Trade receivables and other receivables	33,668	15,421
Other payables	(108)	(535)

Loans and Other Liabilities
In US dollar or linked thereto	(43,171)	(34,524)

* IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).